Earnings per Unit and Cash Distributions	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Unit and Cash Distributions

21) Earnings per Unit and Cash Distributions

The calculations of basic and diluted earnings per unit are presented below:

(U.S. Dollars in thousands, except unit and per unit amounts)	April 15th to December 31, 2013
Post IPO net income attributable to the members of KNOT Offshore Partners LP	$18,603
Less: Distribution paid (1)	20,779
Under (over) distributed earnings	(2,176)
Under (over) distributed earnings attributable to:
Common unitholders	(1,066)
Subordinated unitholders(2)	(1,066)
General Partner	(44)
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	8,568
Subordinated unitholders	8,568
General Partner	350
Earnings per unit (basic and diluted):
Common unitholders	$1.063
Subordinated unitholders(2)	$1.065
General Partner	$1.063
Cash distributions declared and paid in the period per unit(3)	$0.752
Subsequent event: Cash distributions declared and paid per unit relating to the period(4)	$0.435

(1)	For the purpose of the calculation of earnings per unit, the cash distributions paid are based on the number of units outstanding at the period end date. This calculation assumes that cash distributions to IDR holders for the period April 15 to December 31, 2013 were $0.02.
(2)	This includes the net income attributable to the IDR holders. The IDRs generally may not be transferred by the subordinated unitholders until March 31, 2018. The net income attributable to IDRs for the period April 15 to December 31, 2013 was $0.02.
(3)	Refers to cash distribution declared and paid during the period April 15 to December 31, 2013.
(4)	Refers to cash distribution declared and paid subsequent to the fourth quarter.

Earnings per unit information is given for the year ended 2013 and for the period from the date of the closing of the IPO (April 15, 2013) to December 31, 2013. Earnings per unit information has not been presented for any period prior to the IPO as the information is not comparable due to the change in the Partnership’s structure and the basis of preparation of the financial statements as described in Note 2—Summary of Significant Accounting Policies.

As of December 31, 2013, of the Partnership’s total number of units outstanding representing limited partner interests, 49% were held by the public (in the form of 8,567,500 common units, representing 100% of the Partnership’s common units) and 49% were held by KNOT in the form of 8,567,500 subordinated units, representing 100% of the Partnership’s subordinated units). In addition, KNOT, through its ownership of the General Partner, held the 2.0% general partner interest (in the form of 349,694 general partner units).

Earnings per unit is determined by dividing net income, after deducting the distribution paid, by the weighted-average number of units outstanding during the applicable period. For the period presented prior to April 16, 2013, such units are deemed equal to the subordinated units received by KNOT and the common units sold to the public.

The General Partner’s, common unitholders’ and subordinated unit holders’ interest in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income. Rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by the Partnership’s board of directors to provide for the proper conduct of the Partnership’s business, including reserves for maintenance and replacement capital expenditures and anticipated capital requirements. In addition, KNOT, as the initial holder of all IDRs, has the right, at the time when there are no subordinated units outstanding and it has received incentive distributions at the highest level to which it is entitled (48.0% for each of the prior four consecutive fiscal quarters), to reset the initial cash target distribution levels at higher levels based on the distribution at the time of the exercise of the reset election. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains and losses on derivative instruments and unrealized foreign currency gains and losses.

Under the Partnership Agreement, during the subordinated period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution (the “MQD”) of $0.375 per unit per quarter, plus arrearages in the payment of the MQD on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the MQD is $0.375 per unit or $1.50 per unit on an annualized basis and is made in the following manner, during the subordinated period:

•	first, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit has received the MQD for that quarter;
•	second, 98.0% to the common unitholders, pro rata, and 2.0% to the General Partner, until each outstanding common unit has received an amount equal to any arrearages in payment of the MQD on the common units for prior quarters during the subordination period; and
•	third, 98.0% to the subordinated unitholders, pro rata, and 2.0% to the General Partner until each subordinated unit has received the MQD for that quarter.

In addition, KNOT currently holds all of the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the MQD and the target distribution levels have been achieved.

If for any quarter:

•	the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the MQD; and
•	the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the MQD;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the General Partner in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to the General Partner, until each unitholder receives a total of $0.43125 per unit for that quarter (the “first target distribution”);
•	second, 85.0% to all unitholders, pro rata, and 2.0% to the General Partner and 13.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.46875 per unit for that quarter (the “second target distribution”);
•	third, 75.0% to all unitholders, pro rata, and 2.0% to the General Partner and 23.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.5625 per unit for that quarter (the “third target distribution”); and
•	thereafter, 50.0% to all unitholders, pro rata, 2.0% to the General Partner and 48.0% to the holders of the IDRs, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the MQD. The percentage interests set forth above assume that the General Partner maintains its 2.0% general partner interest and that the Partnership does not issue additional classes of equity securities.